13. FINANCIAL INSTRUMENTS: Schedule of Financial Assets measured at fair value (Tables)	12 Months Ended
Sep. 30, 2022
Tables/Schedules
Schedule of Financial Assets measured at fair value

As at September 30, 2022	Level 1	Level 2	Level 3	Total
Assets:
Cash	$403,093	$-	$-	$403,093
Restricted cash	234,081	-	-	234,081

As at September 30, 2021	Level 1	Level 2	Level 3	Total
Assets:
Cash	$412,676	$-	$-	$412,676